Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contractual obligation, fiscal year maturity schedule
The following table is a summary of our contractual obligations at December 31, 2019 that are due in each of the next five years and thereafter.

	2020	2021	2022	2023	2024	THERE- AFTER	TOTAL
Commitments for property, plant and equipment and intangible assets	1,050	796	656	521	381	589	3,993
Purchase obligations	593	510	460	297	180	370	2,410
Leases committed not yet commenced	10	4	3	3	2	5	27
Total	1,653	1,310	1,119	821	563	964	6,430